REVENUE - Concentration of Accounts Receivable (Details) - Accounts Receivable - Revenue Stream Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	100.00%	100.00%	100.00%
Commercial insurance
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	91.00%	91.00%	91.00%
Facility billing
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	6.00%	2.00%	1.00%
Managed service agreements
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable		3.00%	8.00%
Other revenue
Disaggregation of Revenue [Line Items]
Concentration of accounts receivable	3.00%	7.00%